Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Debt

8)    Debt

Senior Debt

The following is a summary of the Company’s senior indebtedness at September 30, 2021, and December 31, 2020:

	September 30, 2021	December 31, 2020
Principal balance	$1,740,752	$6,653,292
Plus: End of term fee	—	534,237
Less: Debt issuance costs	—	(12,500)
Total senior debt	$1,740,752	$7,175,029

On September 30, 2016, the Company entered into a loan and security agreement with Hercules Capital, Inc. (“Hercules”), a third party, for a $35 million term loan (the “Senior Debt”). The Senior Debt includes an additional Paid-In-Kind (“PIK”) interest that increases the outstanding principal on a monthly basis at an annual rate of 1.35% and a $787,500 end of term charge. The end of term charge is being recognized as interest expense and accreted over the term of the Senior Debt using the effective interest method.

On November 22, 2017, the Company and Hercules entered into Amendment No. 1 to the Senior Debt (the “First Amendment”). A covenant was added, in which the Company may achieve a certain minimum EBITDA, as defined in the First Amendment, target for the trailing twelve-month period, ending June 30, 2018. The end of term charge was increased from $787,500 to $1,068,750. The minimum EBITDA for each of the trailing six months and the fixed charge coverage ratio were reduced from 1:1 to 0.9:1. The Company was also required to prepay $10 million in principle.

On April 13, 2020, the Company and Hercules entered into Amendment No. 2 to the Senior Debt (the “Second Amendment”). The Second Amendment waived all financial covenant defaults for all periods since inception through the period ending March 31, 2020. The Second Amendment also included the following changes:

●	Extended the maturity date from October 1, 2020, to April 2021, which can be further extendable to December 1, 2021, upon achieving the Financing Milestone, as defined in the agreement.
●	Increased the cash interest rate from the greater of (a) 10.75% or (b) 10.75% plus the US WSJ Prime minus 4.50% to the greater of (a) 11.50% or (b) 11.50% plus the US WSJ Prime minus 4.25%.
●	Removed the PIK interest rate.
●	Removed the prepayment penalty.

The end of term charge of $1,068,750 was partially extended with $534,375 paid on October 1, 2020, and $534,375 paid on February 1, 2021.

Effective September 30, 2020, the Company and Hercules entered into the Third Amendment to  the Senior Debt Loan and Security Agreement (the “Third Amendment”) to provide for interest only payments commencing on October 1, 2020, and continuing through December 22, 2020, unless the Company raised net cash proceeds of at least $25 million through an equity or debt financing or other transaction on or before December 21, 2020. The Third Amendment also amended the minimum cash, minimum net revenue, and minimum EBITDA financial covenants. On that same date, Juggernaut Capital Partners III, L.P, an affiliate of the JCP Investor., Hercules and Wells Fargo Bank, N.A. entered into an escrow agreement (the “Escrow Agreement”) to escrow funds amounting to approximately $1.5 million, an amount equal to the aggregate of certain principal payments due under the Loan Agreement, as amended. In connection with the consummation of the Mergers, the funds held in escrow were disbursed back to Juggernaut Capital Partners III, L.P. and the Escrow Agreement was terminated.

The Company satisfied the maturity date extension requirement pursuant to funds retained upon the closing of the Mergers in December 2020. As a result, the Senior Debt now has a maturity date of December 1, 2021. As of September 30, 2021, the Company was in compliance with its covenants.

On November 3, 2021, the Company repaid $1,179,651 towards the senior debt. This payment satisfied the remaining balance of the senior debt as of that date.

Interest expense on the Senior Debt was as follows for the periods indicated:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Interest expense for term loan	$67,936	$287,855	$344,373	$1,015,898
Amortization of debt issuance costs	—	12,500	12,500	25,000
PIK interest	—	—	—	44,449
	$67,936	$300,355	$356,873	$1,085,347

Included in accrued expenses in the accompanying condensed consolidated balance sheets as of September 30, 2021, and December 31, 2020, is $16,681 and $65,885, respectively, of accrued and unpaid interest.

Subordinated Related Party Term Loans

Subordinated Related Party Term Loans Entered into During 2020

During 2020, the Company entered into Subordinated Promissory Notes with the JCP Investor in the principal amount of $15.5 million. The maturity date of the Subordinated Promissory Notes was April 2, 2021, and they had PIK interest that increased the outstanding principal on a daily basis at an annual rate of 20%.

In connection with the entry into the Merger Agreement on May 17, 2020, the JCP Investor, Neurotrope and Metuchen entered into a Note Conversion and Loan Repayment Agreement pursuant to which, the JCP Investor agreed to convert all of the above outstanding subordinated promissory notes and accrued PIK interest held by Juggernaut Capital Partners LLP and the JCP Investor, into Petros common stock in connection with the consummation of the Mergers on December 1, 2020, and the Subordinated Promissory Notes were terminated. Accordingly, the principal balance of the Subordinated Promissory Notes and accrued PIK interest was $0 as of both September 30, 2021, and December 31, 2020.

Interest expense on this debt was $669,730, and $1,148,447, comprised entirely of PIK interest, for the three and nine months ended September 30, 2020, respectively.

8)    Debt

Senior Debt

The following is a summary of the Company’s senior indebtedness at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Principal balance	$6,653,292	$11,688,979
Plus: Paid-In-Kind interest	—	1,101,575
Plus: End of term fee	534,237	952,416
Less: Debt issuance costs	(12,500)	—
Total senior debt	$7,175,029	$13,742,970

On September 30, 2016, the Company entered into a loan agreement with Hercules, a third party, for a $35 million term loan (“Senior Debt”) with a stated interest rate of the greater of either (i) Prime plus 7.25% or (ii) 10.75%. The Senior Debt includes an additional Paid-In-Kind (“PIK”) interest that increases the outstanding principal on a monthly basis at an annual rate of 1.35% and a $787,500 end of term charge.

On November 22, 2017, the Company amended its loan agreement with Hercules (“First Amendment”). A covenant was added, in which the Company must achieve a certain minimum EBITDA, as defined, target for the trailing twelve-month period, ending June 30, 2018. The end of term charge was increased from $787,500 to $1,068,750. The minimum EBITDA for each of the trailing six months and the fixed charge coverage ratio (1:1 to 0.9:1) were reduced. The Company was also required to prepay $10,000,000 in principal.

Monthly principal payments, including interest, commenced November 1, 2018 with the outstanding balance of the Senior Debt due in full on November 1, 2020. The end of term charge is being recognized as interest expense and accreted over the term of the Senior Debt using the effective interest method.

On April 13, 2020, the Company amended its loan agreement with Hercules. The amendment waived all financial covenant defaults for all periods since inception through the period ending March 31, 2020. The amendment also included the following changes:

●	Removed the Adjusted EBITDA and Fixed Cost Coverage Ratio Covenants.
●	Extended the maturity date from October 1, 2020 to April 2021, which can be further extendable to December 1, 2021 upon achieving the Financing Milestone, as defined in the agreement.
●	Increased the cash interest rate from the greater of (a) 10.75% or (b) 10.75% plus the US WSJ Prime minus 4.50% to the greater of (a) 11.50% or (b) 11.50% plus the US WSJ Prime minus 4.25%.
●	Removed the PIK interest rate.
●	Removed the prepayment penalty.

The end of term charge of $1,068,750 was partially extended with $534,375 paid on October 1, 2020 and $534,375 due on February 1, 2021.

Effective September 30, 2020, the Company and Hercules entered into the Third Amendment to Loan and Security Agreement (“Third Amendment”) to provide for interest only payments commencing on October 1, 2020 and continuing through December 22, 2020 unless the Company raised net cash proceeds of at least $25 million through an equity or debt financing or other transaction on or before December 21, 2020. The Third Amendment also amended the minimum cash, minimum net revenue and minimum EBITDA financial covenants. On that same date, Juggernaut Capital Partners III, L.P., Hercules and Wells Fargo Bank, N.A. entered into an escrow agreement (the “Escrow Agreement”) to escrow funds amounting to approximately $1.5 million, an amount equal to the aggregate of certain principal payments due under the Loan Agreement, as amended. In connection with the consummation of the Mergers, the funds held in escrow were disbursed back to Juggernaut Capital Partners III, L.P. and the Escrow Agreement was terminated.

The Company satisfied the maturity date extension requirement pursuant to funds retained upon the closing of the Mergers in December 2020. As a result, the Senior Debt now has a maturity date of December 1, 2021. As of December 31, 2020, the Company was in compliance with its covenants.

Interest expense on the Senior Debt was as follows for the periods indicated:

	For the Years Ended December 31,
	2020	2019
Interest expense for term loan	$1,241,475	$2,216,341
Amortization of debt issuance costs	37,500	—
PIK interest	44,449	211,923
	$1,323,424	$2,428,264

Included in accrued expenses in the accompanying consolidated balance sheets as of December 31, 2020 and 2019 is $65,885 and $132,006, respectively, of accrued and unpaid interest.

Subordinated Related Party Term Loans

Subordinated Related Party Term Loans Entered Into During 2020

On January 31, 2020, the Company entered into a Subordinated Promissory Note with JCP III SM AIV, L.P. (the “JCP Investor”) in the principal amount of $3.0 million (the “First Subordinated Promissory Note”). The maturity date of the First Subordinated Promissory Note was April 2, 2021 and has PIK interest that increases the outstanding principal on a daily basis at an annual rate of 20%.

On April 1, 2020, the Company entered into a Subordinated Promissory Note with the JCP Investor in the principal amount of $3.0 million (the “Second Subordinated Promissory Note”). The maturity date of the Second Subordinated Promissory Note was April 2, 2021 and had PIK interest that increases the outstanding principal on a daily basis at an annual rate of 20%.

On April 22, 2020, the Company entered into a Subordinated Promissory Note with the JCP Investor in the principal amount of $4.0 million (the “Third Subordinated Promissory Note”). The maturity date of the Third Subordinated Promissory Note was April 2, 2021 and had PIK interest that increases the outstanding principal on a daily basis at an annual rate of 20%.

On July 31, 2020, the Company entered into a Subordinated Promissory Note with the JCP Investor in the principal amount of $2.5 million (the “Fourth Subordinated Promissory Note”). The maturity date of the Fourth Subordinated Promissory Note was April 2, 2021 and had PIK interest that increases the outstanding principal on a daily basis at an annual rate of 20%.

On August 31, 2020, the Company entered into a Subordinated Promissory Note with the JCP Investor in the principal amount of $1.5 million (the “Fifth Subordinated Promissory Note”). The maturity date of the Fifth Subordinated Promissory Note was April 2, 2021 and had PIK interest that increases the outstanding principal on a daily basis at an annual rate of 20%.

On October 1, 2020, the Company entered into a Subordinated Promissory Note with the JCP Investor in the principal amount of $1.5 million (the “Sixth Subordinated Promissory Note” and together with the First Subordinated Promissory Note, Second Subordinated Promissory Note, Third Subordinated Promissory Note, Fourth Subordinated Promissory Note, and Fifth Subordinated Promissory Note, the “Subordinated Promissory Notes”). The maturity date of the Sixth Subordinated Promissory Note was April 2, 2021 and had PIK interest that increases the outstanding principal on a daily basis at an annual rate of 20%.

In connection with the entry into the Merger Agreement on May 17, 2020, Juggernaut Capital Partners LLP, Neurotrope and Metuchen entered into a Note Conversion and Loan Repayment Agreement pursuant to which, Juggernaut Capital Partners LLP agreed to convert all of the above outstanding subordinated promissory notes and accrued PIK interest held by Juggernaut Capital Partners LLP and the JCP Investor, into Petros common stock in connection with the consummation of the Mergers on December 1, 2020, and the Subordinated Promissory Notes were terminated. Accordingly, the principal balance of the subordinated promissory note and accrued PIK interest was $0 as of December 31, 2020.

Interest expense on this debt was $1,727,455 comprised entirely of PIK interest, for the year ended December 31, 2020.

Subordinated Related Party Term Loans Entered Into Prior To 2020

On December 10, 2018, JCP III CI AIV, L.P., an affiliate of the JCP Investor, acquired from Krivulka Family LLC (“Krivulka”) all of Krivulka’s ownership interest in Metuchen Therapeutics, LLC (“MT”), a holding company that owned 55% of Metuchen, giving the JCP Investor a controlling interest in Metuchen (such transaction, the “JCP Acquisition”). Concurrently with the JCP Acquisition, the Company executed a Subordination Agreement (“Sub Debt”) with several related parties, L. Mazur Associates, JV (“LMA”), KFE, an entity controlled by Krivulka and the JCP Investor (herein referred to collectively as “the Related Holders”). On November 22, 2107, the Company and the Related Holders entered into an Amended and Restated Subordination Agreement (“Amended Agreement”). Under the terms of the Amended Agreement, the principal balance of the Sub Debt was increased to $30,579,496. The amount due was divided 20.9%, 20.1%, and 59%, respectively, amongst LMA, KFE, and JCP. The cash interest rate of the amended sub debt was 12%. Additional PIK interest was 8% payable on the maturity date.

On December 10, 2018, as part of the acquisition accounting for JCP Acquisition of a majority ownership interest in Metuchen, the outstanding Sub Debt was determined to have a fair value that was less than its carrying value. The fair value of the subordinated related party term loans was $22,250,746 at December 10, 2018. A debt discount of $15,506,463 was recognized and was being amortized to interest expense over the term of the debt using the effective interest method.

On December 10, 2018, the Company signed a subordinated promissory note for an additional $4,750,000 of Sub Debt from JCP. The proceeds were used for the acquisition of the Medical Device Business. The principal, along with PIK interest at an annual rate of 25%, was due on April 2, 2021.

On September 16, 2019, Metuchen entered into an Exchange Agreement (“Exchange Agreement”) with JCP and LMA to exchange Preferred Units and Common Units for the Sub Debt. Upon consummation of the exchange, the Preferred Units and Common Units issued were for the full satisfaction and termination of the subordinated related party term loan. As of each of December 31, 2020 and

2019, there was no outstanding principal balance or accrued interest for the subordinated related term loans. The following chart summarizes the instruments exchanged in the transaction as of September 16, 2019:

Common Units, at fair value (2,434,551.28 Units)	$29,117,232
Preferred Units, at fair value (1,373,820.51 Units)	17,500,000
Total fair value of Preferred and Common Units exchanged	46,617,232

Sub Debt principal balance	33,250,000
Add: PIK Interest	16,544,318
Less: Debt Discount	10,486,536
Total carrying value of Sub Debt exchanged	39,307,782

Excess of fair value of Preferred and Common Units exchanged over the carrying value of Sub Debt	$(7,309,450)

Based on ASC 470, the Company accounted for the exchange between related parties as a capital transaction. The carrying value of the subordinated related party term loans, including any accrued interest, on the date of the exchange was $39.3 million and the fair value of Preferred and Common Units was $46.6 million. As this is a capital transaction between related parties it is not appropriate to record an extinguishment loss; therefore, the company recorded the $7.3 million difference between the carrying value of the subordinated related party term loans and the fair value of the Preferred and Common Units to members’ capital. See Note 9 Members’ Capital for the determination of fair value of the Preferred and Common Units.

The Company had subordinated related party term loans which was converted into common and preferred stocks on September 16, 2019. Interest expense on this debt was $11,416,697, including PIK interest of $6,747,313 for the year ended December 31, 2019.